Income Taxes (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Provision for income tax	$ 147,718	$ 117,212	$ 643,995	$ 670,497
Current tax provision	173,718		646,131	720,323
Deferred tax benefit	(23,310)	52,436	(2,136)	(49,826)
Valuation allowance